UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 73.3%
	ENERGY – 68.4%
24,080	Columbia Pipeline Group, Inc.	$437,052
48,959	Enbridge Energy Management LLC	817,129
9,330	EQT Corp.	520,054
23,710	Kinder Morgan, Inc.	428,914
10,850	NextEra Energy Partners LP	281,449
18,745	ONEOK, Inc.	449,880
16,160	Pattern Energy Group, Inc. - Class A	274,397
79,105	Plains GP Holdings LP - Class A	601,198
16,255	Spectra Energy Corp.	474,646
28,650	Tallgrass Energy GP LP - Class A	457,541
16,105	Targa Resources Corp.	432,902
15,330	TransCanada Corp.[1]	562,611
32,155	Williams Cos., Inc.	514,158
		6,251,931
	INDUSTRIAL – 1.7%
19,710	Teekay Corp.[1]	157,680

	UTILITIES – 3.2%
21,945	NRG Yield, Inc. - Class C	286,822

	TOTAL COMMON STOCKS (Cost $8,929,402)	6,696,433

	MASTER LIMITED PARTNERSHIPS – 24.1%
	ENERGY – 20.5%
5,930	Buckeye Partners LP	381,655
14,690	DCP Midstream Partners LP	285,133
21,080	Enable Midstream Partners LP	122,264
47,000	EnLink Midstream Partners LP	431,460
15,830	MPLX LP	410,630
5,840	Tesoro Logistics LP	243,645
		1,874,787
	UTILITIES – 3.6%
11,145	Western Gas Equity Partners LP	328,777

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,753,246)	2,203,564

	SHORT-TERM INVESTMENTS – 1.9%
170,344	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.14%[2]	170,344

	TOTAL SHORT-TERM INVESTMENTS (Cost $170,344)	170,344

	TOTAL INVESTMENTS – 99.3% (Cost $11,852,992)	9,070,341
	Other Assets in Excess of Liabilities – 0.7%	68,259

	TOTAL NET ASSETS – 100.0%	$9,138,600

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Equity Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek total return. The Fund commenced investment operations on February 29, 2016, with three classes of shares: Class A, Class C and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At February 29, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

Cost of investments	$11,828,744

Gross unrealized appreciation	$213,274
Gross unrealized depreciation	(2,971,677)

Net unrealized depreciation	$(2,758,403)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The Fund commenced operations on February 29, 2016, and only held cash at period end.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$8,899,997	$-	$-	$8,899,997
Short-Term Investments	170,344	-	-	170,344
Total Investments	$9,070,341	$-	$-	$9,070,341

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 29.0%
	ENERGY – 27.0%
$7,175,000	Antero Resources Corp. 6.000%, 12/1/2020[1]	$6,421,625
	DCP Midstream LLC
1,000,000	8.125%, 8/16/2030	630,515
8,650,000	6.750%, 9/15/2037[2]	4,473,607
1,500,000	Denbury Resources, Inc. 6.375%, 8/15/2021[1]	480,000
	Kinder Morgan, Inc.
1,500,000	4.300%, 6/1/2025[1]	1,356,348
300,000	8.050%, 10/15/2030	300,651
1,500,000	7.800%, 8/1/2031	1,425,837
2,725,000	7.750%, 1/15/2032	2,608,588
13,075,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	9,250,562
	ONEOK, Inc.
5,175,000	4.250%, 2/1/2022[1]	3,842,438
2,575,000	7.500%, 9/1/2023[1]	2,227,375
10,075,000	6.000%, 6/15/2035	6,485,781
	PBF Holding Co. LLC / PBF Finance Corp.
8,175,000	8.250%, 2/15/2020[1]	8,273,100
4,625,000	7.000%, 11/15/2023[1,2]	3,989,063
	QEP Resources, Inc.
200,000	6.800%, 4/1/2018	180,000
4,800,000	6.875%, 3/1/2021	3,456,000
3,900,000	Range Resources Corp. 5.750%, 6/1/2021[1]	3,295,500
	Rockies Express Pipeline LLC
2,700,000	6.850%, 7/15/2018[2]	2,612,250
5,900,000	5.625%, 4/15/2020[2]	5,259,113
3,500,000	6.875%, 4/15/2040[2]	2,450,000
	Spectra Energy Capital LLC
6,825,000	6.750%, 2/15/2032	6,729,668
1,000,000	7.500%, 9/15/2038	987,505
5,375,000	Tennessee Gas Pipeline Co. LLC 8.375%, 6/15/2032	5,464,058
1,000,000	Valero Energy Corp. 8.750%, 6/15/2030	1,131,695
11,300,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	9,040,000
6,775,000	Williams Cos., Inc. 8.750%, 3/15/2032	5,555,500
		97,926,779

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL – 0.8%
$4,660,000	Teekay Corp. 8.500%, 1/15/2020[3]	$2,935,800

	UTILITIES – 1.2%
7,250,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/2019[1]	4,259,375

	TOTAL CORPORATE BONDS (Cost $131,534,269)	105,121,954

Number of Shares

	COMMON STOCKS – 39.4%
	ENERGY – 36.5%
96,135	Columbia Pipeline Group, Inc.	1,744,850
1,454,230	Enbridge Energy Management LLC	24,271,094
1,195,439	EnLink Midstream LLC	10,005,824
581,000	Kinder Morgan, Inc.	10,510,290
146,683	NextEra Energy Partners LP	3,804,957
628,610	ONEOK, Inc.	15,086,640
460,868	Pattern Energy Group, Inc. - Class A	7,825,539
1,283,435	Plains GP Holdings LP - Class A	9,754,106
429,540	Spectra Energy Corp.	12,542,568
367,515	Tallgrass Energy GP LP - Class A	5,869,215
646,484	Targa Resources Corp.	17,377,490
849,417	Williams Cos., Inc.	13,582,178
		132,374,751
	INDUSTRIAL – 0.5%
600,071	Teekay Offshore Partners LP3	1,776,210

	UTILITIES – 2.4%
661,586	NRG Yield, Inc. - Class C	8,646,929

	TOTAL COMMON STOCKS (Cost $260,449,061)	142,797,890

	MASTER LIMITED PARTNERSHIPS – 22.9%
	ENERGY – 22.6%
193,698	Buckeye Partners LP	12,466,403
795,441	DCP Midstream Partners LP	15,439,510
652,094	Enable Midstream Partners LP	3,782,145
505,655	Energy Transfer Partners LP	13,485,819
597,595	MPLX LP	15,501,615
311,515	Plains All American Pipeline LP	6,672,651
185,087	Sunoco LP4	4,912,209
216,732	TC PipeLines LP	9,594,726
		81,855,078

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIPS (Continued)
	INDUSTRIAL – 0.3%
174,275	USD Partners LP	$1,219,925

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $116,659,578)	83,075,003

	PREFERRED STOCKS – 3.0%
	ENERGY – 3.0%
360,860	Anadarko Petroleum Corp. 7.500%, 6/7/2018[5]	10,742,802

	TOTAL PREFERRED STOCKS (Cost $10,553,075)	10,742,802

	SHORT-TERM INVESTMENTS – 5.7%
20,847,685	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.14%[6]	20,847,685

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,847,685)	20,847,685

	TOTAL INVESTMENTS – 100.0% (Cost $540,043,668)	362,585,334
	Other Assets in Excess of Liabilities – 0.0%	78,274

	TOTAL NET ASSETS – 100.0%	$362,663,608

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.8)%
	CALL OPTIONS – (0.8)%
	Buckeye Partners LP
(825)	Exercise Price: $70, Expiration Date: April 15, 2016	(115,500)
	Kinder Morgan, Inc.
(3,000)	Exercise Price: $20, Expiration Date: January 20, 2017	(699,000)
(2,810)	Exercise Price: $23, Expiration Date: January 20, 2017	(432,740)
	ONEOK, Inc.
(2,384)	Exercise Price: $23, Expiration Date: April 15, 2016	(667,520)
	Plains All American Pipeline LP
(3,115)	Exercise Price: $22, Expiration Date: April 15, 2016	(601,195)
	Spectra Energy Corp.
(4,295)	Exercise Price: $31, Expiration Date: April 15, 2016	(279,175)

	TOTAL CALL OPTIONS (Proceeds $1,354,733)	(2,795,130)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $1,354,733)	$(2,795,130)

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $28,034,595.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Illiquid security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security is fair valued under direction of the Board of Trustees. The aggregate value of such investments is 1.35% of net assets.
[5]	Convertible security.
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is current income and long-term capital appreciation. The Fund commenced investment operations on September 9, 2010. The outstanding shares of the Fund were exchanged on July 16, 2014 into a newly created Class I shares of the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At February 29, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$535,130,686

Gross unrealized appreciation	$6,326,868
Gross unrealized depreciation	(178,872,220)

Net unrealized depreciation	$(172,545,352)

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s assets carried at fair value:

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$97,926,779	$-	$97,926,779
Industrial	-	2,935,800	-	2,935,800
Utilities	-	4,259,375	-	4,259,375
Common Stocks
Energy	132,374,751	-	-	132,374,751
Industrial	1,776,210	-	-	1,776,210
Utilities	8,646,929	-	-	8,646,929
Master Limited Partnerships
Energy	76,942,869	4,912,209	-	81,855,078
Industrial	1,219,925	-	-	1,219,925
Preferred Stocks	10,742,802	-	-	10,742,802
Short-Term Investments	20,847,685	-	-	20,847,685
Total Investments	$252,551,171	$110,034,163	$-	$362,585,334

Liabilities
Written Options Contracts	$2,193,935	$601,195	$-	$2,795,130

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 33.9%
	ENERGY – 31.8%
$10,025,000	Antero Resources Corp. 6.000%, 12/1/2020[1]	$8,972,375
	DCP Midstream LLC
2,000,000	8.125%, 8/16/2030	1,261,030
16,041,000	6.750%, 9/15/2037[2]	8,296,084
3,800,000	Denbury Resources, Inc. 6.375%, 8/15/2021[1]	1,216,000
	Kinder Morgan, Inc.
1,200,000	8.050%, 10/15/2030	1,202,605
1,500,000	7.800%, 8/1/2031	1,425,837
5,595,000	7.750%, 1/15/2032	5,355,982
23,200,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	16,414,000
	ONEOK, Inc.
10,025,000	4.250%, 2/1/2022[1]	7,443,562
5,175,000	7.500%, 9/1/2023[1]	4,476,375
18,720,000	6.000%, 6/15/2035	12,051,000
	PBF Holding Co. LLC / PBF Finance Corp.
15,750,000	8.250%, 2/15/2020[1]	15,939,000
8,575,000	7.000%, 11/15/2023[1,2]	7,395,938
	QEP Resources, Inc.
800,000	6.800%, 4/1/2018	720,000
8,775,000	6.875%, 3/1/2021	6,318,000
5,475,000	Range Resources Corp. 5.750%, 6/1/2021[1]	4,626,375
	Rockies Express Pipeline LLC
2,300,000	6.850%, 7/15/2018[2]	2,225,250
14,100,000	5.625%, 4/15/2020[2]	12,568,387
14,675,000	Spectra Energy Capital LLC 6.750%, 2/15/2032	14,470,020
9,525,000	Tennessee Gas Pipeline Co. LLC 8.375%, 6/15/2032	9,682,820
500,000	Valero Energy Corp. 8.750%, 6/15/2030	565,848
21,585,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	17,268,000
11,550,000	Williams Cos., Inc. 8.750%, 3/15/2032	9,471,000
		169,365,488
	INDUSTRIAL – 1.0%
8,515,000	Teekay Corp. 8.500%, 1/15/2020[3]	5,364,450

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES – 1.1%
$10,000,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/2019[1]	$5,875,000

	TOTAL CORPORATE BONDS (Cost $230,006,530)	180,604,938

Number of Shares

	COMMON STOCKS – 38.5%
	ENERGY – 35.6%
2,074,028	Enbridge Energy Management LLC	34,615,531
1,618,317	EnLink Midstream LLC	13,545,313
1,005,000	Kinder Morgan, Inc.	18,180,450
202,132	NextEra Energy Partners LP	5,243,304
689,590	ONEOK, Inc.	16,550,160
582,527	Pattern Energy Group, Inc. - Class A	9,891,308
2,396,690	Plains GP Holdings LP - Class A	18,214,844
593,975	Spectra Energy Corp.	17,344,070
551,610	Tallgrass Energy GP LP - Class A	8,809,212
982,503	Targa Resources Corp.	26,409,681
1,292,180	Williams Cos., Inc.	20,661,958
		189,465,831
	INDUSTRIAL – 0.9%
1,632,076	Teekay Offshore Partners LP3	4,830,945

	UTILITIES – 2.0%
825,245	NRG Yield, Inc. - Class C	10,785,952

	TOTAL COMMON STOCKS (Cost $349,987,105)	205,082,728

	MASTER LIMITED PARTNERSHIPS – 23.4%
	ENERGY – 23.1%
275,725	Buckeye Partners LP	17,745,661
1,095,406	DCP Midstream Partners LP	21,261,830
898,596	Enable Midstream Partners LP	5,211,857
703,490	Energy Transfer Partners LP	18,762,078
981,700	MPLX LP	25,465,298
432,685	Plains All American Pipeline LP	9,268,113
458,273	Sunoco LP4	12,162,565
298,665	TC PipeLines LP	13,221,900
		123,099,302
	INDUSTRIAL – 0.3%
242,410	USD Partners LP	1,696,870

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $187,721,081)	124,796,172

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 3.2%
17,161,379	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.14%[5]	$17,161,379

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,161,379)	17,161,379

	PREFERRED STOCKS – 2.5%
	ENERGY – 2.5%
451,710	Anadarko Petroleum Corp. 7.500%, 6/7/2018[6]	13,447,407

	TOTAL PREFERRED STOCKS (Cost $13,533,238)	13,447,407

	TOTAL INVESTMENTS – 101.6% (Cost $798,409,333)	541,092,624
	Liabilities in Excess of Other Assets – (1.6)%	(8,376,094)

	TOTAL NET ASSETS – 100.0%	$532,716,530

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.7)%
	CALL OPTIONS – (0.7)%
	Buckeye Partners LP
(1,175)	Exercise Price: $70, Expiration Date: April 15, 2016	(164,500)
	Kinder Morgan, Inc.
(5,200)	Exercise Price: $20, Expiration Date: January 20, 2017	(1,211,600)
(4,850)	Exercise Price: $23, Expiration Date: January 20, 2017	(746,900)
	ONEOK, Inc.
(2,616)	Exercise Price: $23, Expiration Date: April 15, 2016	(732,480)
	Plains All American Pipeline LP
(4,326)	Exercise Price: $22, Expiration Date: April 15, 2016	(834,918)
	Spectra Energy Corp.
(5,939)	Exercise Price: $31, Expiration Date: April 15, 2016	(386,035)

	TOTAL CALL OPTIONS (Proceeds $2,057,712)	(4,076,433)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $2,057,712)	$(4,076,433)

LLC – Limited Liability Company
LP – Limited Partnership

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $46,899,658.
[3]	Foreign security denominated in U.S. Dollars.
[4]	lliquid security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security is fair valued under direction of the Board of Trustees. The aggregate value of such investments is 2.28% of net assets.
[5]	The rate is the annualized seven-day yield at period end.
[6]	Convertible security.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At February 29, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$787,444,496

Gross unrealized appreciation	$13,209,762
Gross unrealized depreciation	(259,561,634)

Net unrealized depreciation	$(246,351,872)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$169,365,488	$-	$169,365,488
Industrial	-	5,364,450	-	5,364,450
Utilities	-	5,875,000	-	5,875,000
Common Stocks
Energy	189,465,831	-	-	189,465,831
Industrial	4,830,945	-	-	4,830,945
Utilities	10,785,952	-	-	10,785,952
Master Limited Partnerships
Energy	110,936,737	12,162,565	-	123,099,302
Industrial	1,696,870	-	-	1,696,870
Preferred Stocks Energy	13,447,407	-	-	13,447,407
Short-Term Investments	17,161,379	-	-	17,161,379
Total Investments	$348,325,121	$192,767,503	$-	$541,092,624

Liabilities
Written Options Contracts	$3,241,515	$834,918	$-	$4,076,433

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/29/16